Additional information to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2022
Additional Information To Statement Of Cash Flows
Additional information to the Statement of Cash Flows

38.	Additional information to the Statement of Cash Flows
38.1	Transactions not involving cash

Of the total additions of Contract assets (shown in Notes 10.1 and 10.2) and acquisitions of Property, plant and equipment (shown in Note 16.2), R$175,783 (R$240,718 on December 31, 2021, and R$104,834 on December 31, 2020) and R$8,055 (R$19,855 on December 31, 2021, and R$21,773 on December 31, 2020), respectively, represent the amount of purchases made in installments and not settled through the end of the reporting exercise.

According to Note 26, the additions and remeasurement adjustment occurred in right-of-use assets totaled R$123,691 (R$111,880 on December 31, 2021, and R$104,977 on December 31, 2020), with a corresponding entry in lease liabilities.

The mentioned transactions did not involve cash and, for this reason, are not being presented in the statement of cash flows.